Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Abstract]
Motor vehicle with carrying amount	RM 60,900		RM 78,300	$ 13,625
Bank borrowing	RM 53,029	$ 11,865	RM 67,086